Related-Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related-Party Transactions
16. Related-Party Transactions
Vista Credit Partners has a balance of $19.2 million and $51.5 million in the first lien loan as of December 31, 2021 and 2020, respectively. There were no other related parties that have a position in the first lien loan.
For the years ended December 31, 2021, 2020, and 2019, respectively, the Company incurred $0.1 million, $0.1 million, and $0.4 million for consulting fees from Vista which is recorded in general and administrative expenses. As of December 31, 2021 and 2020, respectively, less than $0.1 million and $0.1 million was included in accrued expenses in the consolidated balance sheet.
The Company also entered into transactions during 2021, 2020, and 2019 to sell services to other Vista controlled entities. For the years ended December 31, 2021, 2020 and 2019, respectively, the Company recognized $1.3 million, $1.4 million, and $0.9 million in revenue related to these transactions. Cvent also purchased software subscription and other services from Vista Investor affiliates. The total expenses incurred were $2.0 million, $1.3 million and $0.2 million for the years ended December 31, 2021, 2020 and 2019, respectively.